Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants
Schedule of valuation techniques that use these inputs as Level 3

Fair Value at
June 23, 2022
(remeasurement date)
Risk Free Rate	2.32%-2.63%
Volatility	126.66%-140.39%
Expected dividend yield	0%
Expected term	1.9 years-2.1 years

Schedule of movement of warrant liability

For the years ended December 31,
2022
Beginning balance	10,406
Change in fair value of financial instruments other than derivatives	(3,795)
Repurchase of warrant liability	(6,611)
Ending balance	—